Employee benefit liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Employee Benefit Liabilities [Abstract]
Schedule of Liabilities for Employee Benefits
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Employee benefit	3,322	3,068	911
Accrual for annual leave	1,210	1,125	332
Defined benefit schemes (note 23)	1,102	1,055	302
	5,634	5,248	1,545